S-K 1603, SPAC Sponsor; Conflicts of Interest	Jan. 27, 2026
spac [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Von Lam	Falcon Partners Limited (d/b/a Increment Capital)	Venture Capital	Founder and Managing Partner
	Innomatrix LLC	Digital Infrastructure, Real Estate	Managing Member
	Falcon Real Estate Partners I Limited	Real Estate	Board Member
Individual	Entity	Entity’s Business	Affiliation
	Wanli Global Limited	Consulting	Board Member
	Wanli Technologies Limited	Consulting	Board Member
	CloudZ Limited	Digital Infrastructure, Real Estate	Board Member
	Increment AI Limited	Investments	Board Member
Yuming Zou	Fangzhou Inc.	Healthcare technology	Chief Financial Officer
	Mount Auburn Ventures, LLC	Venture Capital and Private Equity	Managing Member
Patrick Aber	Nvstr Technologies Inc. dba Tornado	Artificial Intelligence, Financial Technology	COO and Board Member
Steven Maksymyk	229 Advisors Inc.	Consulting	Managing Partner
Sheldon Trainor-DeGirolamo	PacBridge Capital Partners (HK) Limited	Investing	Managing Director
	Bitdeer Technologies Group	Cryptocurrency and Hardware Technology	Board Member
	SSGE Bio-Energy Company Limited	Energy	Executive Vice Chairman
Hope Ni	Abax Family Office	Capital Management	Director
	Acotec Scientific Holdings Limited	Medical Devices	Board Member
	UCLOUDLINK GROUP INC.	Technology	Board Member
	Zhihu Inc.	Media	Board Member
	Visen Pharmaceuticals	Biotech	Board Member
	ATA Creativity Global	Media	Board Member
Derek Reisfield	Edisource International, LLC	Media and Artificial Intelligence	Chief Executive Officer
	G2 Capital Advisors	Consulting	Senior Advisor
	Big Bridge Holdings, LLC	Marketing	Board Member
	Welcome Innovations, LLC	Software	Member and Chair

SPAC Officers and Directors [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs
Initial Shareholders [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private units in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers, directors and advisors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private shares and public shares in connection with the completion of our initial business combination. Additionally, our sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares and the private shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, the private units will expire worthless. Furthermore, our sponsor, officers and directors have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (i) six months after the completion of our initial business combination or (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 30 days after our initial business combination, the founder shares will be released from the lockup. The private units (including the component securities as well as any securities underlying those component securities) will not be transferable until 30 days following the completion of our initial business combination. Because each of our officers and director nominees will own ordinary shares or warrants directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

Our Sponsor and Members of Management [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]

•        our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Upon the closing of this offering, our sponsor will have invested in us an aggregate of $3,187,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.004 per share) and the $3,162,000 purchase price for the private units (or $10.00 per unit), which may be exercised on a cashless basis. Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares and if our sponsor were required to pay cash to exercise the private warrants.

Members of Management Team [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	certain members of our management team may receive compensation upon consummation of our initial business combination, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such compensation will not be received unless we consummate such business combination.
Our Officers and Directors [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.
Sponsor [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.
Sponsor, Officers, Directors or Advisors [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Similarly, if we agree to pay our sponsor, officers, directors or advisors or our or their affiliates a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the completion of our initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as any such fee may not be paid unless we consummate such business combination.
Sponsor, Officers, Directors or Joint Venture [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.